Royalties Paid	12 Months Ended
Dec. 31, 2022
Disclosure of Royalty Payment [abstract]
Royalties paid	ROYALTIES PAID

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Amount owing at beginning of the year	(20.6)	(17.7)	(13.9)
Royalties	(110.4)	(112.4)	(105.0)
Amount owing at end of the year	17.9	20.6	17.7
Translation	0.8	0.7	(1.3)
Total royalties paid	(112.3)	(108.8)	(102.5)